Leases - Summary of Supplemental Information Related To Operating Leases And Financing Leases (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating leases-Weighted average remaining lease term	2 years 10 days	1 year 9 months 25 days	1 year 7 months 28 days
Financing leases-Weighted average remaining lease term	14 days	10 months 6 days	1 year 6 months 10 days
Operating leases-Weighted average discount rate	5.10%	6.41%	8.04%
Financing leases-Weighted average discount rate	7.10%	8.92%	8.39%